Alger International Small Cap Fund - Z Expense Example - Class Z Shares [Member] - Alger International Small Cap Fund - Z - Class Z	Jun. 23, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 87
Expense Example, with Redemption, 3 Years	$ 344